Business Combinations (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of fair values of the assets acquired, including goodwill, and liabilities
During the three months ended September 30, 2020, the Company completed the purchase price allocation. Tabulated below are the fair values of the assets acquired, including goodwill, and liabilities assumed on the acquisition date:

Particulars	Amount
Cash	Rs.	14,990
Payment through Escrow account		564
Contingent consideration (Holdback Amount)		561
Total consideration	Rs.	16,115
Assets acquired
Goodwill	Rs.	530
Property, plant and equipment		373
Product related intangibles		14,888
Inventories		466
Other assets		245
Liabilities assumed
Employee benefits (Gratuity-Rs.70 and Compensated absences- Rs.75)		(145)
Refund liability		(242)
Total net assets	Rs.	16,115

Nimbus Health Gmbh [Member]
Disclosure of detailed information about business combination [line items]
Summary of fair values of the assets acquired, including goodwill, and liabilities

Particulars	Amount
Cash	Rs.	337
Payment through Escrow account		84
Total consideration	R s.	421
Assets acquired
Goodwill	Rs.	260
Property, plant and equipment		2
Other i ntangible ass et s		106
Inventories		144
Trade receivables		45
Cash and cash equivalents		11
Other assets		2
Deferred tax asset		2
Liabilities assumed
Trade payables		(141)
Other liabilities		(10)
Total net assets	Rs.	421